DERIVATIVE FINANCIAL INSTRUMENTS 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 9	$ 3
Additional Collateral Aggregate Fair Value	9
San Diego Gas and Electric Company [Member]
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	2	3
Additional Collateral Aggregate Fair Value	$ 2